INDEBTEDNESS (DETAILS) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 28, 2012 USD ($)	Dec. 28, 2012 CAD	Dec. 30, 2011 USD ($)	Dec. 28, 2012 Senior Debt Obligations [Member] USD ($)	Dec. 28, 2012 Senior Notes, Five Year Term [Member] USD ($)	Dec. 28, 2012 Senior Notes, Ten Year Term [Member] USD ($)	Dec. 28, 2012 Senior Canadian Notes [Member] USD ($)	Dec. 28, 2012 Redeemable in period prior to June 15, 2014 [Member]	Dec. 28, 2012 Redeemable in period prior to June 15, 2015 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2015 to June 14, 2016 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2016 to June 14, 2017 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2017 to June 14, 2019 [Member]	Dec. 28, 2012 Foreign Line of Credit [Member] USD ($)	Dec. 30, 2011 Foreign Line of Credit [Member] USD ($)	Dec. 28, 2012 Revolving Line of Credit [Member] USD ($)	Dec. 30, 2011 Revolving Line of Credit [Member] USD ($)	Dec. 31, 2010 Revolving Line of Credit [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)	Dec. 30, 2011 Credit Facility Term Loan [Member] USD ($)
Capital leases, future minimum payments due [Abstract]
Less than one year	$ 29.9
Second year	11.7
Third year	9.6
Fourth year	7.6
Fifth year	3.5
Total minimum lease payments	62.3
Less: amounts representing interest	3.1
Present value of net minimum lease payments	59.2
Costs incurred for extinguishment of debt [Abstract]
Costs incurred for extinguishment of debt			2.9
Indebtedness [Abstract]
Bank term loans, net of debt issuance costs	666.3		695.1
Senior Notes (net of discount)				999.0	399.5	599.5	203.8
Revolving line of credit	100.5		23.0
Other indebtedness	94.7		80.4
Total indebtedness	2,064.3		798.5
Outstanding debt				1,200.0														670.0	700.0
Interest rate at period end																		1.71%	1.80%
Senior credit facility [Abstract]
2011 Credit Facility term loan, description of variable rate basis	London Interbank Offered Rate (“LIBOR”)	London Interbank Offered Rate (“LIBOR”)
2011 Credit Facility term loan, basis spread on variable rate																		1.50%
Line of credit facility, maximum borrowing capacity													50.8	33.7
Subsidiary guarantors percent threshold individual basis																		10.00%
Subsidiary guarantors percent threshold consolidated basis																		80.00%
Repayment of revolving line of credit	583.6		115.7
Senior Notes and Canadian Notes [Abstract]
Senior Notes, unamortized discount				1.0
Senior Notes, unamortized premium							28.0
Senior Notes, aggregate principal amount					400.0	600.0
Senior Notes, interest rate, stated percentage					3.85%	5.00%	7.50%
Senior Notes, special mandatory redemption price percent of principal				100.00%
Senior Notes, issuer redemption price in whole percent of principal				100.00%
Senior Notes, change of control triggering event redemption price percent of principal				101.00%			101.00%
Senior Notes, future indebtedness threshold for guarantors				100.0
Canadian Notes, maximum percent of principal redeemable								35.00%
Canadian Notes, issuer redemption price percent of principal								107.50%
Canadian Notes, minimum percent of principal remaining outstanding after redemption								65.00%
Canadian Notes, issuer redemption price percent of principal plus applicable premium									100.00%	103.80%	101.90%	100.00%
Maximum additional interest until completion of exchange offer				0.50%
Business acquisition [Abstract]
Business acquisition - liabilities assumed	175.0	175.0
Revolving line of credit [Abstract]
Letters of credit issued, amount															132.0
Amounts available on our revolving credit facility															767.5
Average daily revolving line of credit balances															139.5	25.9	0.3
Maximum amounts outstanding at any one point															420.0	104.6	12.1
Effective average interest rates paid on the revolving line of credit															1.90%	1.30%	3.00%
Other indebtedness [Abstract]
Notes payable, five-year loan notes, and foreign credit lines	35.5		53.1
Notes payable, weighted-average interest rate	4.68%	4.68%	4.04%
Obligations under capital leases	59.2		27.3
Line of credit facility, aggregate borrowing capacity													50.8	33.7
Line of credit facility, remaining borrowing capacity													47.7	23.2
Long-term debt, by maturity [Abstract]
First year	43.4
Second year	60.1
Third year	71.8
Fourth year	626.8
Fifth year	399.8
Thereafter	803.2
Total	$ 2,005.1